ASSET RETIREMENT OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

NOTE 6 – ASSET RETIREMENT OBLIGATION

A reconciliation of the asset retirement obligation for the years ended December 31, 2011 and 2012 is as follows:

Balance, December 31, 2010	$-
Liabilities incurred	269,241
Accretion expense	5,547
Balance, December 31, 2011	$274,788
Liabilities incurred	200,593
Accretion expense	20,906
Balance, December 31, 2012	$496,286

ASSET RETIREMENT OBLIGATIONS

NOTE 4 – ASSET RETIREMENT OBLIGATION

The Company provides for the obligation to plug and abandon oil and gas wells at the dates properties are either acquired or the wells are drilled.  The asset retirement obligation is adjusted each quarter for any liabilities incurred or settled during the period, accretion expense and any revisions made to the estimated cash flows. The asset retirement obligation incurred upon each of the acquisitions or at the time of drilling was computed using the annual credit-adjusted risk-free discount rate at the applicable dates, which rates were from 6.12% to 7.62% per annum.  Changes in the asset retirement obligation were as follows:

Balance, December 31, 2012	$496,286
Revision of estimate	211,691
Liabilities incurred	309,838
Accretion expense	37,183
Balance, September 30, 2013	$1,054,998